Net Income (Loss) per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Net income (loss) attributable to the Company's shareholders	$ (1,676)	$ 20,111
Basic weighted average number of common shares outstanding (in thousands) (in shares)	56,645	44,661
Effect of dilutive securities - options	0	379
Diluted weighted average number of common shares (in shares)	56,645	45,041
Basic net income (loss) (in dollars per share)	$ (0.03)	$ 0.45
Diluted net income (loss) (in dollars per share)	$ (0.03)	$ 0.45
Share Options
Earnings per share [line items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share		379